Pension Plans And Other Post-Retirement Benefits (Schedule Of Changes In Benefit Obligation And Fair Value Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at December 31	$ 190,084	[1]	$ 148,912	[1]
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	237,087		209,459
Service cost	4,920		4,127		4,008
Interest cost	12,728		12,052		11,386
Defined Benefit Plan, Actuarial Gain (Loss)	34,750		19,000
Benefits paid	(9,329)		(7,967)
Plan amendments			416
Acquisition	23,652
Settlements	(731)
Benefit obligation at December 31	303,077		237,087		209,459
Fair value of plan assets at January 1	148,912		145,524
Actual return on plan assets	17,153		(1,871)
Employer contributions	15,256		13,226
Acquisition	18,823
Settlements	(731)
Fair value of plan assets at December 31	190,084		148,912		145,524
Net amount recognized at December 31	112,993		88,175
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	50,189		43,956
Service cost	1,309		1,092		1,016
Interest cost	2,482		2,414		2,151
Defined Benefit Plan, Actuarial Gain (Loss)	5,218		3,701
Plan participants' contributions	199		219
Benefits paid	(1,160)		(1,193)
Benefits paid	(941)		(960)
Plan amendments	(392)
Acquisition	5,188
Benefit obligation at December 31	63,033		50,189		43,956
Fair value of plan assets at January 1	28,131		26,739
Actual return on plan assets	2,019		562
Employer contributions	1,905		1,790
Acquisition	2,940
Fair value of plan assets at December 31	34,054		28,131		26,739
Net amount recognized at December 31	$ 28,979		$ 22,058

[1]	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.